Salaries and benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee benefits expense - gross
Wages and salaries	$ 1,532	$ 1,288	$ 1,133
Benefits	123	96	82
Pensions—defined contribution	9	9	7
Salaries and benefits	$ 1,664	$ 1,393	$ 1,222